Schedule II - Condensed Financial Statements	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule II - Condensed Financial Statements
SCHEDULE II
ENSTAR GROUP LIMITED
CONDENSED FINANCIAL INFORMATION OF REGISTRANT

Balance Sheets - Parent Company Only
As of December 31, 2020 and 2019

	2020	2019
	(in thousands of U.S. dollars, except share data)
ASSETS
Cash and cash equivalents	$7,872	$4,568
Balances due from subsidiaries	18,951	134,897
Investments in subsidiaries	7,887,255	6,050,197
Other assets	8,047	6,391
TOTAL ASSETS	$7,922,125	$6,196,053
LIABILITIES
Debt obligations	$903,447	$1,191,207
Balances due to subsidiaries	300,987	135,532
Other liabilities	43,296	27,131
TOTAL LIABILITIES	1,247,730	1,353,870
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares (par value $1 each, issued and outstanding 2020: 22,085,232; 2019: 21,511,505):
Voting Ordinary Shares (issued and outstanding 2020: 18,575,550; 2019: 18,001,823)	18,576	18,002
Non-voting convertible ordinary Series C Shares (issued and outstanding 2020 and 2019: 2,599,672)	2,600	2,600
Non-voting convertible ordinary Series E Shares (issued and outstanding 2020 and 2019: 910,010)	910	910
Preferred Shares:
Series C Preferred Shares (issued and held in treasury 2020 and 2019: 388,571)	389	389
Series D Preferred Shares (issued and outstanding 2020 and 2019: 16,000)	400,000	400,000
Series E Preferred Shares (issued and outstanding 2020 and 2019: 4,400)	110,000	110,000
Treasury shares, at cost (Series C Preferred Shares 2020 and 2019: 388,571)	(421,559)	(421,559)
Joint Share Ownership Plan (voting ordinary shares, held in trust 2020: 565,630; 2019: 0)	(566)	—
Additional paid-in capital	1,836,074	1,836,778
Accumulated other comprehensive income	80,659	7,171
Retained earnings	4,647,312	2,887,892
Total Enstar Group Limited Shareholders’ Equity	6,674,395	4,842,183
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$7,922,125	$6,196,053
See accompanying notes to the Condensed Financial Information of Registrant
SCHEDULE II
ENSTAR GROUP LIMITED
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - CONTINUED

Statements of Earnings - Parent Company Only
For the Years Ended December 31, 2020, 2019 and 2018

	2020	2019	2018
	(in thousands of U.S. dollars)
INCOME
Net investment income	$1,680	$3,649	$142
	1,680	3,649	142
EXPENSES
General and administrative expenses	45,689	44,964	68,977
Interest expense	51,739	51,508	27,353
Net foreign exchange losses (gains)	(2,655)	(21,516)	7,655
	94,773	74,956	103,985
EARNINGS (LOSSES) BEFORE EQUITY IN UNDISTRIBUTED EARNINGS OF SUBSIDIARIES	(93,093)	(71,307)	(103,843)
Equity in undistributed earnings (losses) of subsidiaries - continuing operations	1,831,886	1,002,021	(47,867)
Equity in undistributed earnings (losses) of subsidiaries - discontinued operations	16,251	7,375	1,489
NET EARNINGS	1,755,044	938,089	(150,221)
Dividends on preferred shares	(35,700)	(35,914)	(12,133)
NET EARNINGS (LOSS) ATTRIBUTABLE TO ENSTAR GROUP LIMITED ORDINARY SHAREHOLDERS	$1,719,344	$902,175	$(162,354)
See accompanying notes to the Condensed Financial Information of Registrant
Statements of Comprehensive Income - Parent Company Only
For the Years Ended December 31, 2020, 2019 and 2018

	2020	2019	2018
	(in thousands of U.S. dollars)
NET EARNINGS	$1,755,044	$938,089	$(150,221)
OTHER COMPREHENSIVE INCOME (LOSS) RELATING TO SUBSIDIARIES, NET OF TAX	73,488	(3,269)	(27)
COMPREHENSIVE INCOME	$1,828,532	$934,820	$(150,248)
See accompanying notes to the Condensed Financial Information of Registrant
SCHEDULE II
ENSTAR GROUP LIMITED
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - CONTINUED

Statements of Cash Flows - Parent Company Only
For the Years Ended December 31, 2020, 2019 and 2018

	2020	2019	2018
	(in thousands of U.S. dollars)
OPERATING ACTIVITIES:
Net cash flows provided by (used in) operating activities	$117,220	$(128,462)	$(128,382)
INVESTING ACTIVITIES:
Dividends and return of capital from subsidiaries	44,000	65,500	101,000
Contributions to subsidiaries	(26,000)	(240,382)	(660,339)
Net cash flows provided by (used in) investing activities	18,000	(174,882)	(559,339)
FINANCING ACTIVITIES:
Net proceeds from the issuance of preferred shares	—	—	495,357
Dividends on preferred shares	(35,700)	(35,914)	(12,133)
Repurchase of shares	(26,006)	—	—
Repayment of loans	(449,210)	(219,000)	(898,633)
Receipt of loans	379,000	547,613	1,115,885
Net cash flows provided by (used in) financing activities	(131,916)	292,699	700,476
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	3,304	(10,645)	12,755
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	4,568	15,213	2,458
CASH AND CASH EQUIVALENTS, END OF YEAR	$7,872	$4,568	$15,213
See accompanying notes to the Condensed Financial Information of Registrant
Notes to the Condensed Financial Information of Registrant
The Condensed Financial Information of Registrant should be read in conjunction with our consolidated financial statements and the accompanying notes thereto included in Part II - Item 8 of this Exhibit 99.2. Our wholly-owned and majority owned subsidiaries are recorded based upon our proportionate share of our subsidiaries' net assets (similar to presenting them on the equity method).
Net investment income relates to interest on loans to subsidiaries. For the years ended December 31, 2020, 2019, and 2018, interest paid was $46.5 million, $46.5 million, and $25.1 million, respectively.
Investing activities in the Condensed Statements of Cash Flows primarily represents the flow of funds to and from subsidiaries to provide cash on hand to fund business acquisitions and significant new business.
Non-Cash investing activities during the years ended December 31, 2020, 2019, and 2018, included:
i.$130.0 million, $0 and $0, respectively, for dividends and return of capital from subsidiaries. In 2020, these transactions were to settle intercompany balances, resulting in a net reduction in balances due to subsidiaries and a decrease in investments in subsidiaries.
ii.$0, $0 and $414.8 million, respectively, for contributions to subsidiaries. In 2018, these transactions represented the contribution of the acquired outstanding shares and warrants of KaylaRe Holdings, Ltd, to another subsidiary company.
As of December 31, 2020 and 2019, parental guarantees and capital support instruments supporting subsidiaries' insurance obligations were $1.5 billion and $1.0 billion, respectively. In addition, as of December 31, 2020 and 2019, there were $210.0 million and $252.0 million, respectively, of unsecured letters of credit for Funds at Lloyd's which have a parental guarantee. Furthermore, as of December 31, 2020, we also guarantee the Junior Subordinated Notes issued in 2020 for an aggregate principal amount of $350.0 million.
As of December 31, 2020 and 2019, retained earnings were $4,647.3 million and $2,887.9 million, respectively, an increase of $1,759.4 million. This increase was primarily attributable to the net earnings of $1,719.3 million.